NICHOLAS HIGH INCOME FUND, INC.

SCHEDULE OF INVESTMENTS (UNAUDITED)

AS OF MARCH 31, 2019

SHARES OR PRINCIPAL AMOUNT		VALUE
NON-CONVERTIBLE BONDS - 93.19%
	Automotive—Parts & Equipment - 4.84%
$2,000,000	Allison Transmission, Inc. 144A restricted, 5.00%, 10/01/24	$1,995,000
1,500,000	American Axle & Manufacturing, Inc. 6.25%, 04/01/25	1,460,625
1,500,000	Panther BF Aggregator 2 LP 144A restricted, 6.25%, 05/15/26	1,530,000

		4,985,625

	Banking—Banking - 1.12%
1,100,000	CIT Group Inc. 5.00%, 08/01/23	1,153,625

	Basic Industry—Building & Construction - 1.50%
500,000	KB Home 7.625%, 05/15/23	544,375
1,000,000	Lennar Corporation 4.125%, 01/15/22	1,008,750

		1,553,125

	Basic Industry—Building Materials - 4.90%
750,000	American Woodmark Corporation 144A restricted, 4.875%, 03/15/26	733,125
1,500,000	Beacon Roofing Supply, Inc. 6.375%, 10/01/23	1,560,000
1,000,000	HD Supply, Inc. 144A restricted, 5.375%, 10/15/26	1,020,000
500,000	JELD-WEN, Inc. 144A restricted, 4.625%, 12/15/25	475,000
1,250,000	USG Corporation 144A restricted, 4.875%, 06/01/27	1,263,281

		5,051,406

	Basic Industry—Chemicals - 4.82%
1,750,000	Koppers Inc. 144A restricted, 6.00%, 02/15/25	1,710,625
1,500,000	PolyOne Corporation 5.25%, 03/15/23	1,545,000
1,680,000	Valvoline Inc. 5.50%, 07/15/24	1,709,400

		4,965,025

	Basic Industry—Forestry & Paper - 1.91%
1,500,000	Louisiana-Pacific Corporation 4.875%, 09/15/24	1,496,250
459,000	Mercer International Inc. 7.75%, 12/01/22	477,360

		1,973,610

	Basic Industry—Metal/Mining Excluding Steel - 1.45%
500,000	Alcoa Nederland Holding B.V. 144A restricted, 6.75%, 09/30/24	528,750
1,000,000	Grinding Media Inc. 144A restricted, 7.375%, 12/15/23	960,000

		1,488,750

	Basic Industry—Steel Producers & Products - 1.36%
1,500,000	United States Steel Corporation 6.25%, 03/15/26	1,398,750

	Capital Goods—Diversified - 0.97%
1,000,000	Park-Ohio Industries, Inc. 6.625%, 04/15/27	995,000

	Capital Goods—Machinery - 0.97%
1,000,000	Terex Corporation 144A restricted, 5.625%, 02/01/25	995,000

	Capital Goods—Packaging - 3.97%
1,000,000	Ball Corporation 5.25%, 07/01/25	1,051,250
500,000	Ball Corporation 4.00%, 11/15/23	503,750
500,000	Crown Americas LLC 4.25%, 09/30/26	483,125
1,500,000	Reynolds Group Holdings Limited 144A restricted, 5.125%, 07/15/23	1,524,375
500,000	Sealed Air Corporation 144A restricted, 5.50%, 09/15/25	526,350

		4,088,850

	Consumer Goods—Food-Wholesale - 2.47%
500,000	JBS USA, LLC/Finance, Inc. 144A restricted, 5.875%, 07/15/24	513,750
1,000,000	Lamb Weston Holdings, Inc. 144A restricted, 4.625%, 11/01/24	1,011,250
1,000,000	Lamb Weston Holdings, Inc. 144A restricted, 4.875%, 11/01/26	1,013,750

		2,538,750

	Consumer Goods—Personal & Household Products - 1.17%
500,000	Tempur Sealy International, Inc. 5.625%, 10/15/23	508,750
750,000	Vista Outdoor Inc. 5.875%, 10/01/23	697,500

		1,206,250

	Energy—Exploration & Production - 1.98%
500,000	Oasis Petroleum Inc. 6.875%, 03/15/22	505,000
1,500,000	Southwestern Energy Company 7.50%, 04/01/26	1,530,000

		2,035,000

	Energy—Gas-Distribution - 5.59%
500,000	Cheniere Corpus Christi Holdings, LLC 5.125%, 06/30/27	524,375
1,400,000	Suburban Propane Partners L.P. 5.50%, 06/01/24	1,363,740
1,000,000	Tallgrass Energy Partners, LP 144A restricted, 5.50%, 01/15/28	1,002,790
1,550,000	Tesoro Logistics LP 5.25%, 01/15/25	1,609,015
1,000,000	Transcontinental Gas Pipe Line Company, LLC 7.85%, 02/01/26	1,250,308

		5,750,228

	Energy—Oil Field Equipment & Services - 0.52%
500,000	Transocean Inc. 144A restricted, 9.00%, 07/15/23	533,125

	Financial Services—Brokerage - 3.42%
1,500,000	Jefferies Finance LLC 144A restricted, 7.375%, 04/01/20	1,500,000
2,000,000	LPL Holdings, Inc. 144A restricted, 5.75%, 09/15/25	2,025,600

		3,525,600

	Financial Services—Consumer, Commercial & Lease Financing - 0.50%
500,000	Springleaf Finance Corporation 6.125%, 03/15/24	511,240

	Healthcare—Facilities - 3.78%
2,000,000	HCA Inc. 5.00%, 03/15/24	2,120,386
750,000	HealthSouth Corporation 5.75%, 09/15/25	762,188
1,000,000	Tenet Healthcare Corporation 5.125%, 05/01/25	1,005,050

		3,887,624

	Healthcare—Medical Products - 1.71%
1,725,000	Teleflex Incorporated 5.25%, 06/15/24	1,764,899

	Healthcare—Pharmaceuticals - 1.93%
500,000	Mylan Inc. 4.55%, 04/15/28	486,101
1,500,000	Teva Pharmaceutical Finance Netherlands III B.V. 6.00%, 04/15/24	1,505,001

		1,991,102

	Healthcare—Services - 2.45%
1,000,000	DaVita HealthCare Partners Inc. 5.125%, 07/15/24	987,500
1,500,000	Service Corporation International 5.375%, 05/15/24	1,539,375

		2,526,875

	Leisure—Gaming - 1.00%
1,000,000	International Game Technology PLC 144A restricted, 6.25%, 01/15/27	1,025,000

	Leisure—Hotels - 1.48%
1,500,000	Wyndham Hotels & Resorts, Inc. 144A restricted, 5.375%, 04/15/26	1,522,500

	Leisure—Recreation & Travel - 0.69%
250,000	ClubCorp Holdings, Inc. 144A restricted, 8.50%, 09/15/25	228,375
500,000	Viking Ocean Cruises Ltd 144A restricted, 5.00%, 02/15/28	486,250

		714,625

	Leisure—Theaters & Entertainment - 0.99%
1,000,000	Cinemark USA, Inc. 5.125%, 12/15/22	1,015,000

	Media—Cable & Satellite TV - 1.96%
500,000	CCO Holdings, LLC 5.75%, 01/15/24	513,125
1,500,000	CCO Holdings, LLC 144A restricted, 5.125%, 05/01/27	1,509,375

		2,022,500

	Media—Content - 1.45%
1,500,000	AMC Networks Inc. 4.75%, 08/01/25	1,488,750

	Real Estate—REITs - 0.98%
1,000,000	Sabra Health Care Limited Partnership 5.50%, 02/01/21	1,011,250

	Retail—Specialty Retail - 2.94%
1,000,000	Levi Strauss & Co. 5.00%, 05/01/25	1,030,000
1,000,000	Murphy Oil USA, Inc. 6.00%, 08/15/23	1,025,000
1,000,000	Wolverine World Wide, Inc. 144A restricted, 5.00%, 09/01/26	970,000

		3,025,000

	Services—Environmental - 0.99%
1,000,000	Covanta Holding Corporation 5.875%, 07/01/25	1,017,500

	Services—Support-Services - 10.29%
1,500,000	ADT Corporation (The) 3.50%, 07/15/22	1,445,625
1,500,000	Aramark Services, Inc. 5.125%, 01/15/24	1,539,375
500,000	Hertz Corporation (The) 144A restricted, 7.625%, 06/01/22	511,750
1,500,000	IHS Markit Ltd. 144A restricted, 4.75%, 02/15/25	1,561,485
1,000,000	Iron Mountain Incorporated 144A restricted, 4.875%, 09/15/27	960,000
850,000	KAR Auction Services, Inc. 144A restricted, 5.125%, 06/01/25	840,437
1,500,000	Ritchie Bros. Auctioneers Incorporated 144A restricted, 5.375%, 01/15/25	1,530,000
673,000	ServiceMaster Company, LLC (The) 144A restricted, 5.125%, 11/15/24	675,524
1,500,000	United Rentals (North America), Inc. 5.50%, 07/15/25	1,533,750

		10,597,946

	Technology & Electronics—Electronics - 0.99%
1,000,000	Amkor Technology, Inc. 144A restricted, 6.625%, 09/15/27	1,015,000

	Technology & Electronics—Hardware & Equipment - 3.89%
725,000	CDW LLC 5.00%, 09/01/23	740,406
750,000	CDW LLC 5.50%, 12/01/24	788,438
1,500,000	CommScope Technologies LLC 144A restricted, 6.00%, 06/15/25	1,458,300
1,000,000	NCR Corporation 5.875%, 12/15/21	1,016,800

		4,003,944

	Technology & Electronics—Software & Services - 2.33%
1,000,000	CDK Global, Inc. 4.875%, 06/01/27	998,750
1,000,000	Rackspace Hosting, Inc. 144A restricted, 8.625%, 11/15/24	890,880
500,000	SS&C Technologies, Inc. 144A restricted, 5.50%, 09/30/27	505,000

		2,394,630

	Telecommunications—Wireless - 1.46%
500,000	SBA Communications Corporation 4.875%, 09/01/24	505,150
1,000,000	T-Mobile USA, Inc. 4.50%, 02/01/26	999,453

		1,504,603

	Telecommunications—Wireline Integrated & Services - 5.69%
1,000,000	Cincinnati Bell Inc. 144A restricted, 7.00%, 07/15/24	920,580
1,800,000	CyrusOne LP 5.00%, 03/15/24	1,838,250
1,500,000	Equinix, Inc. 5.875%, 01/15/26	1,580,175
1,500,000	Zayo Group, LLC 6.00%, 04/01/23	1,518,750

		5,857,755

	Transportation—Infrastructure/Services - 1.72%
250,000	XPO Logistics, Inc. 144A restricted, 6.50%, 06/15/22	254,688
1,500,000	XPO Logistics, Inc. 144A restricted, 6.125%, 09/01/23	1,511,250

		1,765,938

	Utility—Electric-Generation - 0.50%
500,000	Dynegy Inc. 5.875%, 06/01/23	511,250

	Utility—Electric-Integrated - 0.51%
500,000	Vistra Operations Company LLC 144A restricted, 5.50%, 09/01/26	520,000

	TOTAL CORPORATE BONDS (cost $95,978,933)	95,932,650

CONVERTIBLE PREFERRED STOCKS - 0.50%
21,859	Digital Realty Trust, Inc. 5.25%, Cumulative, Redeemable, Series J (cost $523,345)	517,621

SHORT-TERM INVESTMENTS - 6.11%
	U.S. Government Securities - 4.65%
1,100,000	U.S. Treasury Bill 04/02/2019, 2.356%	1,099,929
1,000,000	U.S. Treasury Bill 04/11/2019, 2.618%	999,355
1,000,000	U.S. Treasury Bill 04/18/2019, 2.553%	998,882
1,000,000	U.S. Treasury Bill 05/02/2019, 2.470%	997,974
700,000	U.S. Treasury Bill 05/07/2019, 2.247%	698,494

		4,794,634

	Money Market Fund - 1.46%
1,498,071	Morgan Stanley Liquidity Funds Government Portfolio (Institutional Class), 7-day net yield 2.33%	1,498,071

	TOTAL SHORT-TERM INVESTMENTS (cost $6,292,705)	6,292,705

	TOTAL INVESTMENTS (cost $102,794,983) - 99.80%	102,742,976

	OTHER ASSETS, NET OF LIABILITIES - 0.20%	202,941

	TOTAL NET ASSETS (basis of percentages disclosed above) - 100%	$102,945,917

% of net assets.

As of March 31, 2019, investment cost for federal tax purposes was $102,822,098 and the tax basis components of unrealized appreciation/depreciation were as follows:

Unrealized appreciation	$1,084,297
Unrealized depreciation	(1,163,419)

Net unrealized depreciation	$(79,122)

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report to Shareholders.

Various inputs are used in determining the value of the Fund’s investments relating to Financial Accounting Standard No. 157.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

Level 1 -	quoted prices in active markets for identical investments

Level 2 -	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 -	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2019 in valuing the Fund’s investments carried at value:

Valuation Inputs	Investments in Securities
Level 1 -
Money Market Fund	$1,498,071
Level 2 -
Non-Convertible Bonds(1)	95,932,650
U.S. Government Securities	4,794,634
Convertible Preferred Stock(1)	517,621
Level 3 -
None	—

Total	$102,742,976

(1)	See Schedule above for further detail by industry.